Contingent Liabilities - Additional Information (Detail) R in Millions, $ in Millions	Dec. 31, 2024 USD ($) company	Dec. 31, 2024 ZAR (R) company	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Silicosis settlement costs	$ 4.9		$ 5.1		$ 10.5
Silicosis
Disclosure of contingent liabilities [line items]
Number of gold mining companies | company	6	6
Silicosis settlement costs	$ 4.9	R 92.0	$ 5.1	R 93.8
Nominal amount of provision	6.3	119.1
Alleged thefts | Randgold and exploration summons
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received	2,300.0	43,700.0
Amount of summons claims to be abandoned	$ 1,600.0
Alleged thefts | Randgold and exploration summons | Forecast
Disclosure of contingent liabilities [line items]
Amount of summons claims to be abandoned | R		R 31,000.0